Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
October 31, 2021
EDT-NPRT3-1221
1.950997.108
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	2,912,900	154,354,571
Entertainment - 1.0%
Activision Blizzard, Inc.	1,198,900	93,741,991
Interactive Media & Services - 3.0%
Alphabet, Inc. Class A (a)	84,591	250,467,184
Meta Platforms, Inc. Class A (a)	141,300	45,720,441
		296,187,625
Media - 5.3%
Comcast Corp. Class A	5,263,304	270,691,725
Fox Corp. Class A	823,410	32,722,313
Interpublic Group of Companies, Inc.	4,284,514	156,684,677
WPP PLC	4,191,662	60,589,496
		520,688,211
TOTAL COMMUNICATION SERVICES		1,064,972,398
CONSUMER DISCRETIONARY - 5.2%
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	239,200	42,388,632
Whirlpool Corp.	346,624	73,078,738
		115,467,370
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	1,008,900	77,402,808
Multiline Retail - 1.0%
Dollar General Corp.	460,039	101,907,839
Specialty Retail - 0.8%
Best Buy Co., Inc.	677,800	82,854,272
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	629,585	68,832,528
Tapestry, Inc.	1,634,955	63,730,546
		132,563,074
TOTAL CONSUMER DISCRETIONARY		510,195,363
CONSUMER STAPLES - 7.2%
Beverages - 0.3%
Coca-Cola European Partners PLC	640,600	33,727,590
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	2,110,330	73,165,141
Food Products - 2.0%
Mondelez International, Inc.	2,235,800	135,802,492
Tyson Foods, Inc. Class A	766,200	61,273,014
		197,075,506
Household Products - 4.1%
Procter & Gamble Co.	1,569,700	224,451,403
Reckitt Benckiser Group PLC	892,000	72,415,047
Spectrum Brands Holdings, Inc.	563,927	52,868,156
The Clorox Co.	317,100	51,690,471
		401,425,077
TOTAL CONSUMER STAPLES		705,393,314
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Dynagas LNG Partners LP (a)	994,300	3,132,045
Exxon Mobil Corp.	1,538,500	99,187,095
Parex Resources, Inc.	4,610,869	89,527,458
		191,846,598
FINANCIALS - 19.3%
Banks - 8.3%
Bank of America Corp.	5,795,700	276,918,546
Cullen/Frost Bankers, Inc.	235,300	30,471,350
JPMorgan Chase & Co.	1,513,800	257,179,482
M&T Bank Corp.	659,744	97,061,537
PNC Financial Services Group, Inc.	684,800	144,513,344
		806,144,259
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	463,331	77,784,008
BlackRock, Inc. Class A	38,900	36,700,594
Invesco Ltd.	1,267,824	32,215,408
Northern Trust Corp.	480,300	59,096,112
		205,796,122
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,378,266	395,576,124
Insurance - 4.8%
Allstate Corp.	214,003	26,465,751
American International Group, Inc.	936,200	55,320,058
Chubb Ltd.	753,539	147,226,450
The Travelers Companies, Inc.	935,070	150,434,062
Willis Towers Watson PLC	358,700	86,905,836
		466,352,157
TOTAL FINANCIALS		1,873,868,662
HEALTH CARE - 18.4%
Biotechnology - 1.6%
Amgen, Inc.	146,798	30,382,782
Regeneron Pharmaceuticals, Inc. (a)	168,100	107,573,914
Vertex Pharmaceuticals, Inc. (a)	105,400	19,491,622
		157,448,318
Health Care Providers & Services - 10.7%
Anthem, Inc.	300,226	130,637,339
Centene Corp. (a)	2,992,103	213,157,418
Cigna Corp.	923,607	197,291,691
CVS Health Corp.	1,198,834	107,031,900
Humana, Inc.	262,822	121,728,638
UnitedHealth Group, Inc.	585,144	269,441,258
		1,039,288,244
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR	2,208,654	137,775,837
Bristol-Myers Squibb Co.	3,394,248	198,224,083
Roche Holding AG (participation certificate)	400,639	155,205,222
Sanofi SA sponsored ADR	2,091,078	105,453,064
		596,658,206
TOTAL HEALTH CARE		1,793,394,768
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.6%
Airbus Group NV (a)	365,700	46,912,741
L3Harris Technologies, Inc.	389,600	89,818,384
Lockheed Martin Corp.	203,200	67,527,424
Northrop Grumman Corp.	394,800	141,030,456
		345,289,005
Air Freight & Logistics - 0.5%
Deutsche Post AG	823,300	50,936,847
Electrical Equipment - 0.7%
Regal Rexnord Corp.	424,200	64,618,386
Industrial Conglomerates - 1.2%
Siemens AG	722,600	117,481,740
Machinery - 3.9%
ITT, Inc.	807,300	75,942,711
Oshkosh Corp.	1,035,800	110,830,600
Otis Worldwide Corp.	803,700	64,545,147
Pentair PLC	1,040,700	76,980,579
Stanley Black & Decker, Inc.	299,400	53,811,162
		382,110,199
TOTAL INDUSTRIALS		960,436,177
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	3,709,775	207,636,107
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	918,838	134,150,348
IT Services - 3.5%
Amdocs Ltd.	836,238	65,092,766
Capgemini SA	265,000	61,666,242
Cognizant Technology Solutions Corp. Class A	1,321,279	103,178,677
Fiserv, Inc. (a)	1,078,100	106,182,069
		336,119,754
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	291,200	58,490,432
Software - 0.8%
NortonLifeLock, Inc.	3,076,828	78,305,273
TOTAL INFORMATION TECHNOLOGY		814,701,914
MATERIALS - 3.1%
Chemicals - 1.3%
DuPont de Nemours, Inc.	938,895	65,347,092
International Flavors & Fragrances, Inc.	407,060	60,020,997
		125,368,089
Metals & Mining - 1.8%
Lundin Mining Corp.	10,010,800	87,117,256
Newmont Corp.	1,610,529	86,968,566
		174,085,822
TOTAL MATERIALS		299,453,911
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	414,700	116,932,959
Simon Property Group, Inc.	511,394	74,960,133
		191,893,092
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	2,317,272	241,181,670
TOTAL REAL ESTATE		433,074,762
UTILITIES - 9.4%
Electric Utilities - 8.0%
Duke Energy Corp.	991,700	101,163,317
Entergy Corp.	396,500	40,847,430
Evergy, Inc.	1,510,900	96,319,875
Exelon Corp.	2,523,306	134,214,646
PG&E Corp. (a)	10,664,500	123,708,200
Portland General Electric Co.	1,273,600	62,801,216
PPL Corp.	2,484,000	71,539,200
Southern Co.	2,301,376	143,421,752
		774,015,636
Multi-Utilities - 1.4%
Dominion Energy, Inc.	1,804,500	137,015,685
TOTAL UTILITIES		911,031,321
TOTAL COMMON STOCKS (Cost $6,995,599,580)		9,558,369,188

Nonconvertible Preferred Stocks - 1.6%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,871,009
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.	2,685,840	146,793,162
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $112,615,952)		151,664,171

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d) (Cost $39,393,854)	30,363,145	14,508,998

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e) (Cost $34,282,907)	34,276,052	34,282,907

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,181,892,293)	9,758,825,264
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(30,208,005)
NET ASSETS - 100.0%	9,728,617,259

Legend

(a)	Non-income producing
(b)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,508,998 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	39,394,383

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	135,461,575	1,698,409,565	1,799,588,647	51,881	414	-	34,282,907	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	15,411,395	603,043,304	618,454,699	126,657	-	-	-	0.0%
Total	150,872,970	2,301,452,869	2,418,043,346	178,538	414	-	34,282,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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